Regulatory Matters, Commitments, Contingencies and Environmental Matters (Liabilities Related to Environmental Matters) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Environmental Remediation Obligations [Abstract]
Accrued Environmental Loss Contingencies, Current	$ 32	$ 41
Accrued Environmental Loss Contingencies, Noncurrent	313	326
Accrual for Environmental Loss Contingencies	$ 345	$ 367